Hedging Activities (Schedule Of Derivative Instruments) (Details)	Dec. 31, 2012	Jul. 31, 2012	Feb. 29, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2010	Mar. 31, 2013 Fixed Price Swap, Period of April through June 2013 [Member]	Dec. 31, 2012 Fixed Price Swap, Period of January 2013 through December 2013 [Member]	Mar. 31, 2013 Fixed Price Swap Period Of July to December 2013 [Member]
Derivative [Line Items]
Daily Volume (Bbls/day)	4,000	3,000	2,000	2,000	2,300	3,000	5,000	5,000	5,000
Weighted Average Price (usd per bbl)							101.96	100.90	99.86